UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04889

Tekla Healthcare Investors
(Exact name of registrant as specified in charter)

100 Federal Street, 19th Floor, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/15

Item 1.  Schedule of Investments.

TEKLA HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

(Unaudited)

SHARES			VALUE
		CONVERTIBLE PREFERRED AND WARRANTS (Restricted)(a) (b) — 3.7%
		Biotechnology — 0.5%
1,426,649		Afferent Pharmaceuticals, Inc. Series C	$3,499,998
3,696,765		EBI Life Sciences, Inc. Series A (c)	18,854
350,754		Merus B.V. Class C (d)	2,538,671
			6,057,523
		Health Care Equipment & Supplies — 2.0%
3,364,723		AlterG, Inc. Series C	1,379,536
114,158		CardioKinetix, Inc. Series C (c)	1,606,089
205,167		CardioKinetix, Inc. Series D (c)	781,071
632,211		CardioKinetix, Inc. Series E (c)	1,799,905
580,225		CardioKinetix, Inc. Series F (c)	1,982,281
N/A	(e)	CardioKinetix, Inc. warrants (expiration 12/11/19) (c)	0
N/A	(e)	CardioKinetix, Inc. warrants (expiration 6/03/20) (c)	0
12,695		CardioKinetix, Inc. warrants (expiration 8/15/24) (c)	0
8,998,436		IlluminOss Medical, Inc. Series C-1 (c)	640,689
11,410,347		Insightra Medical, Inc. Series C (c)	4,830,000
8,661,370		Insightra Medical, Inc. Series C-2 (c)	3,666,358
815,025		Insightra Medical, Inc. warrants (expiration 3/31/25) (c)	0
4,482,636		Insightra Medical, Inc. warrants (expiration 5/28/25) (c)	0
3,260,100		Insightra Medical, Inc. warrants (expiration 8/18/25) (c)	0
3,109,861		Magellan Diagnostics, Inc. Series A	2,397,703
142,210		Magellan Diagnostics, Inc. warrants (expiration 4/01/19)	0
11,335		Magellan Diagnostics, Inc. warrants (expiration 5/06/19)	0
13,823,805		Palyon Medical Corporation Series A (c)	2,944
27,100,879		Palyon Medical Corporation Series B (c)	1,897
N/A	(e)	Palyon Medical Corporation warrants (expiration 4/26/19) (c)	0
4,720,000		Tibion Corporation Series B	0
N/A	(e)	Tibion Corporation warrants (expiration 7/12/17)	0
N/A	(e)	Tibion Corporation warrants (expiration 10/30/17)	0
N/A	(e)	Tibion Corporation warrants (expiration 11/28/17)	0
3,750,143		Veniti, Inc. Series A (c)	2,271,462
1,881,048		Veniti, Inc. Series B (c)	1,205,187
1,031,378		Veniti, Inc. Series C (c)	826,031
			23,391,153
		Life Sciences Tools & Services — 0.4%
3,109,861		Dynex Technologies, Inc. Series A	1,554,931
142,210		Dynex Technologies, Inc. warrants (expiration 4/01/19)	0
11,335		Dynex Technologies, Inc. warrants (expiration 5/06/19)	0
3,669,024		Labcyte, Inc. Series C	2,615,647
160,767		Labcyte, Inc. Series D	133,372
			4,303,950
		Pharmaceuticals — 0.8%
4,118,954		Euthymics Biosciences, Inc. Series A (c)	1,582,914
77,632		Neurovance, Inc. Series A (c)	288,015
965,354		Neurovance, Inc. Series A-1 (c)	3,581,463

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Pharmaceuticals — continued
561,798	Ovid Therapeutics, Inc. Series B	$3,500,002
		8,952,394
	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $54,375,516)	42,705,020

PRINCIPAL AMOUNT
	CONVERTIBLE AND NON-CONVERTIBLE NOTES — 0.0% of Net Assets
	Convertible Notes(a) (c) — 0.0%
	Health Care Equipment & Supplies — 0.0%
$99,000	IlluminOss Medical, Inc. Secured Senior Promissory Note	99,000
53,818	Palyon Medical Corporation Promissory Note	0
43,658	Palyon Medical Corporation Promissory Note	0
	TOTAL CONVERTIBLE NOTES	99,000
	Non-Convertible Notes (Restricted)(a) (b) — 0.0%
	Health Care Equipment & Supplies — 0.0%
342,899	Tibion Corporation Non-Cvt. Promissory Note, 0.00%, due 12/31/18	0
40,596	Tibion Corporation Non-Cvt. Promissory Note, 0.00%, due 12/31/18	0
	TOTAL NON-CONVERTIBLE NOTES	0
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE NOTES (Cost $580,256)	99,000

SHARES
	COMMON STOCKS AND WARRANTS — 91.5%
	Biotechnology — 57.9%
345,400	ACADIA Pharmaceuticals Inc. (b)	12,313,510
348,916	Alexion Pharmaceuticals, Inc. (b)	66,555,727
278,717	Alkermes plc (b)	22,124,555
64,470	Alnylam Pharmaceuticals, Inc. (b)	6,069,206
122,083	Amgen Inc.	19,817,733
187,390	Biogen Inc. (b)	57,406,927
406,545	BioMarin Pharmaceutical Inc. (b)	42,589,654
842,970	Celgene Corporation (b)	100,954,087
10,996	Celladon Corporation warrants (Restricted, expiration 10/10/18) (a) (b)	6,378
35,000	Cidara Therapeutics, Inc. (b)	600,600
229,642	CytomX Therapeutics, Inc. (b)	4,792,629
299,622	CytomX Therapeutics, Inc. (Restricted) (a)(b)	5,627,804
713,925	Exelixis, Inc. (b)	4,026,537
14,000	Galapagos NV (b) (d)	880,320
997,392	Gilead Sciences, Inc.	100,926,096
219,000	Heron Therapeutics, Inc. (b)	5,847,300

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Biotechnology — continued
230,000	Heron Therapeutics, Inc. warrants (Restricted, expiration 7/01/16) (a) (b)	$4,498,800
508,323	Incyte Corporation (b)	55,127,629
323,400	Medivation, Inc. (b)	15,633,156
391,312	Natera, Inc. (b)	4,226,170
173,103	Neurocrine Biosciences, Inc. (b)	9,792,437
1,770,168	Pieris Pharmaceuticals, Inc. (b)	4,053,685
109,644	Regeneron Pharmaceuticals, Inc. (b)	59,522,438
61,880	Ultragenyx Pharmaceutical Inc. (b)	6,941,698
474,879	Vertex Pharmaceuticals Incorporated (b)	59,754,025
		670,089,101
	Health Care Equipment & Supplies — 1.7%
286,540	Alere Inc. (b)	11,200,849
1,155,000	Alliqua BioMedical, Inc. (b)	2,471,700
160,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	164,957
77,194	IDEXX Laboratories, Inc. (b)	5,628,986
214,686	TherOx, Inc. (Restricted) (a) (b)	215
		19,466,707
	Health Care Providers & Services — 3.7%
120,000	Centene Corporation (b)	7,897,200
45,916	HCA Holdings, Inc. (b)	3,105,299
222,222	InnovaCare Health, Inc. (Restricted) (a) (b)(g)	471,110
67,862	McKesson Corporation	13,384,422
212,541	Molina Healthcare, Inc. (b)	12,780,090
48,076	Universal Health Services, Inc.	5,744,601
		43,382,722
	Life Sciences Tools & Services — 6.9%
331,850	Agilent Technologies, Inc.	13,874,648
300,009	Illumina, Inc. (b)	57,585,228
60,645	Thermo Fisher Scientific Inc.	8,602,493
		80,062,369
	Pharmaceuticals — 21.3%
91,893	Akorn, Inc. (b)	3,428,528
171,201	Allergan plc (b)	53,500,312
887,784	Auris Medical Holding AG (b)	4,341,264
202,600	Bristol-Myers Squibb Co.	13,936,854
85,667	Eli Lilly & Co	7,218,301
147,000	Endo International plc (b)	8,999,340
162,820	Flex Pharma, Inc. (b)	2,027,109
289,660	Foamix Pharmaceuticals Ltd. (b)	2,349,143
587,000	Horizon Pharma plc (b)	12,720,290
245,214	Impax Laboratories, Inc. (b)	10,485,351
460,200	IntelliPharmaceutics International Inc. warrants (Restricted, expiration 2/01/16) (a) (b)	4,602
131,460	Intra-Cellular Therapies, Inc. (b)	7,071,233
332,600	Mylan NV (b)	17,983,682
483,700	Paratek Pharmaceuticals, Inc. (b)	9,175,789

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Pharmaceuticals — continued
673,204	Pfizer Inc.	21,731,025
286,650	Sagent Pharmaceuticals, Inc. (b)	4,560,602
89,985	Shire plc (f)	18,446,925
103,558	Tetraphase Pharmaceuticals Inc. (b)	1,038,687
598,158	Teva Pharmaceutical Industries Ltd. (f)	39,263,091
220,400	The Medicines Company (b)	8,229,736
		246,511,864
	TOTAL COMMON STOCKS AND WARRANTS (Cost $613,386,705)	1,059,512,763
	EXCHANGE TRADED FUND — 1.7%
57,670	iShares Nasdaq Biotechnology ETF	19,511,491
	TOTAL EXCHANGE TRADED FUND (Cost $11,259,769)	19,511,491

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT — 6.2%
$71,679,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $71,679,000, 0.03%, dated 12/31/2015, due 01/04/16 (collateralized by Federal Home Loan Bank 2.960%, due 02/07/28, market value $29,137,500; Federal National Mortgage Association 2.625%, due 09/06/24, market value $17,654,963 and Federal National Mortgage Association 6.625%, due 11/15/30, market value $26,324,500)	71,679,000
	TOTAL SHORT-TERM INVESTMENT (Cost $71,679,000)	71,679,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTEREST - 103.1% (Cost $751,281,246)	1,193,507,274

INTEREST
	MILESTONE INTEREST (Restricted)(a) (b) — 0.0%
	Pharmaceuticals — 0.0%
1	Targegen Milestone Interest	0
	TOTAL MILESTONE INTERESTS (Cost $4,194,994)	0
	TOTAL INVESTMENTS - 103.1% (Cost $755,476,240)	1,193,507,274
	OTHER LIABILITIES IN EXCESS OF ASSETS - (3.1)%	(35,686,791)
	NET ASSETS - 100%	$1,157,820,483

(a)                       Security fair valued. See Investment Valuation and Fair Value Measurements.

(b)                       Non-income producing security.

The accompanying notes are an integral part of this Schedule of Investments.

(c)                        Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $25,184,160).

(d)                       Foreign security.

(e)                        Number of warrants to be determined at a future date.

(f)                         American Depository Receipt

(g)                        Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA HEALTHCARE INVESTORS FUND

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the “Trustees”) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or whose quoted price may otherwise not reflect fair value, are valued in good faith by the Adviser using a fair value process pursuant to policies and procedures approved by the Trustees described below. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Adviser also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, other restricted securities, as well as shares of publicly traded companies for which market quotations are not available or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees. The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

Federal Income Tax Cost

At December 31, 2015, the cost of securities for Federal income tax purposes was $755,476,288. The net unrealized gain on securities held by the Fund was $438,030,986, including gross unrealized gain of $478,452,701 and gross unrealized loss of $40,421,715.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the period ended December 31, 2015 were as follows:

Issuer	Value on September 30, 2015	Purchases	Sales	Income	Value on December 31, 2015
CardioKinetix, Inc.	$6,169,346				$6,169,346
EBI Life Sciences, Inc.	18,854				18,854
Euthymics Biosciences, Inc.	1,582,914				1,582,914
IlluminOss Medical, Inc.	3,593,974	$99,000			739,689
Insightra Medical, Inc.	8,496,358	—			8,496,358
Neurovance, Inc.	5,705,132	—			3,869,478
Palyon Medical Corporation	4,992	—	$0		4,841
Veniti, Inc.	4,302,680	—	—		4,302,680
	$29,874,250	$99,000	$0	$—	$25,184,160

TEKLA HEALTHCARE INVESTORS FUND

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

(Unaudited)

(continued)

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2015 to value the Fund’s net assets. For the period ended December 31, 2015, there were no transfers between Levels 1 and 2. The Fund accounts for transfers between levels at the beginning of the period.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertibe Preferred and Warrants
Biotechnology			$6,057,523	$6,057,523
Health Care Equipment & Supplies			23,391,153	23,391,153
Life Sciences Tools & Services			4,303,950	4,303,950
Pharmaceuticals			8,952,394	8,952,394
Convertible and Non-Convertible Notes
Health Care Equipment & Supplies			99,000	99,000
Common Stocks and Warrants
Biotechnology	$659,956,119		10,132,982	670,089,101
Health Care Equipment & Supplies	19,301,535		165,172	19,466,707
Health Care Providers & Services	42,911,612		471,110	43,382,722
Life Sciences Tools & Services	80,062,369		—	80,062,369
Pharmaceuticals	246,507,262		4,602	246,511,864
Exchange Traded Fund	19,511,491		—	19,511,491
Short-term Investment	—	$71,679,000	—	71,679,000
Other Assets	—	—	262,378	262,378
Total	$1,068,250,388	$71,679,000	$53,840,264	$1,193,769,652

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Assets	Balance as of September 30, 2015	Net Realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers in (out of) Level 3	Balance as of December 31, 2015
Convertible Preferred and Warrants
Biotechnology	$6,129,121	$(79,034)	$7,436			$6,057,523
Healthcare Equipment & Supplies	26,344,438	(2,953,838)	553			23,391,153
Life Sciences Tools & Services	4,303,950	—	—			4,303,950
Pharmaceuticals	10,788,049	(1,838,032)	2,377			8,952,394
Convertible and Non-Convertible Notes
Healthcare Equipment & Supplies	151	(151)	99,000			99,000
Common Stocks and Warrants
Biotechnology	6,082,338	4,049,410	1,234			10,132,982
Healthcare Equipment & Supplies	145,447	19,725	—			165,172
Healthcare Providers & Services	471,110	—	—			471,110
Pharmaceuticals	32,214	(27,612)	—			4,602
Other Assets	380,021	—	189	(117,832)		262,378
Total	$54,676,839	$(829,532)	$110,789	$(117,832)	$0	$53,840,264
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2015						$(829,217)

TEKLA HEALTHCARE INVESTORS FUND

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

(Unaudited)

(continued)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at 12/31/2015	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	4,674,737	Income Approach Black-Scholes	Discount for lack of Marketability	20% (20%)
	29,862,140	Adjusted Capital asset pricing model	Discount Rate	13%-36.9% (20.49%)
			Price to sales multiple	1.6-8.3 (2.65)
	19,041,009	Market approach, recent transaction	(1)	N/A
	262,378	Probability adjusted value	Probability of events	20%-100% (26.83%)
			Timing of events	0-2.58 (1.32) years
$53,840,264

(1) The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds. There is no quantitative information to provide as these methods of measure are investment specific.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 5% of the Fund’s net assets at December 31, 2015.

At December 31, 2015, the Fund had commitments of $376,500, relating to an additional investment in one private company.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2015. The Fund on its own does not have the right to demand that such securities be registered.

TEKLA HEALTHCARE INVESTORS FUND

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

(Unaudited)

(continued)

	Acquisition			Carrying Value
Security (#)	Date		Cost	per Unit		Value
Afferent Pharmaceuticals, Inc.
Series C Cvt. Pfd	7/1/15		$3,503,978	$2.45		$3,499,998
AlterG, Inc.
Series C Cvt. Pfd	4/12/13		2,053,934	0.41		1,379,536
CardioKinetix, Inc.
Series C Cvt. Pfd	5/22/08		2,379,165	14.07		1,606,089
Series D Cvt. Pfd	12/10/10		785,619	3.81		781,071
Series E Cvt. Pfd	9/14/11		1,803,981	2.85		1,799,905
Series F Cvt. Pfd	12/04/14		1,982,283	3.42		1,982,281
Warrants (expiration 12/11/19)	12/10/09, 2/11/10		177	0.00		0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10		177	0.00		0
Warrants (expiration 8/15/24)	8/15/14		181	0.00		0
Celladon Corporation
Warrants (expiration 10/10/18)	10/10/13		145	0.58		6,378
Cercacor Laboratories, Inc. Common	3/31/98		0	1.03		164,957
CytomX Therapeutics, Inc. Common	6/12/15		2,801,234	18.78		5,627,804
Dynex Technologies, Inc.
Series A Cvt. Pfd	1/03/12	††	287,751	0.50		1,554,931
Warrants (expiration 4/01/19)	1/03/12	††	86	0.00		0
Warrants (expiration 5/06/19)	1/03/12	††	7	0.00		0
EBI Life Sciences, Inc.
Series A Cvt. Pfd	12/29/11	††	19,566	0.01		18,854
Euthymics Biosciences, Inc.
Series A Cvt. Pfd	7/14/10 - 5/21/12		3,792,632	0.38		1,582,914
Heron Therapeutics, Inc.
Warrants (expiration 7/01/16)	6/30/11		1,236	19.56		4,498,800
IlluminOss Medical, Inc.
Series C-1 Cvt. Pfd	9/26/12 - 6/13/14		3,453,172	0.07		640,689
Secured Senior Cvt. Promissory Note	11/25/15		99,000	100.00		99,000
InnovaCare Health, Inc. Common	12/21/12	††	965,291	2.12		471,110
Insightra Medical, Inc.
Series C Cvt. Pfd	4/29/13 - 4/17/14		4,838,471	0.42		4,830,000
Series C-2 Cvt. Pfd	5/25/15		3,666,524	0.42		3,666,358
Warrants (expiration 3/31/25)	7/24/15		16	0.00		0
Warrants (expiration 5/28/25)	5/28/15		86	0.00		0
Warrants (expiration 8/18/25)	8/8/15		63	0.00		0
IntelliPharmaceutics International Inc.
Warrants (expiration 2/01/16)	1/31/11		165	0.01		4,602
Labcyte, Inc.
Series C Cvt. Pfd	7/18/05		1,925,938	0.71		2,615,647
Series D Cvt. Pfd	12/21/12		102,911	0.83		133,372
Magellan Diagnostics, Inc.
Series A Cvt. Pfd	11/28/06 - 10/01/09		1,454,604	0.77		2,397,703
Warrants (expiration 4/01/19)	4/03/09		515	0.00		0
Warrants (expiration 5/06/19)	5/12/09		41	0.00		0
Merus B.V. Class C Cvt. Pfd	8/15/17		2,592,586	7.24		2,538,671
Neurovance, Inc.
Series A Cvt. Pfd	12/29/11	††	293,576	3.71		288,015
Series A-1 Cvt. Pfd	10/11/12 - 10/10/13, 3/17/15		3,591,437	3.71		3,581,463
Ovid Therapeutics, Inc.
Series B Cvt. Pfd	8/7/15		3,500,002	6.23		3,500,002
Palyon Medical Corporation
Series A Cvt. Pfd	4/28/09		2,978,869	0.00	†	2,944

TEKLA HEALTHCARE INVESTORS FUND

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

(Unaudited)

(continued)

Series B Cvt. Pfd	6/28/13	1,891,844	0.00	†	1,897
Cvt. Promissory Note	11/13/14	53,822	0.00		0
Cvt. Promissory Note	1/22/15	43,658	0.00		0
Warrants (expiration 4/26/19)	4/25/12	0	0.00		0
Targegen Milestone Interest	7/20/10	4,194,994	0.00		0
TherOx, Inc. Common	9/11/00, 7/8/05	3,582,705	0.00	†	215
Tibion Corporation
Series B Cvt. Pfd	2/23/11	1,302,544	0.00		0
Non-Cvt. Promissory Note	7/12/12	343,226	0.00		0
Non-Cvt. Promissory Note	4/12/13	40,598	0.00		0
Warrants (expiration 7/12/17)	7/12/12	0	0.00		0
Warrants (expiration 10/30/17)	10/30/12	0	0.00		0
Warrants (expiration 11/28/17)	11/28/12	0	0.00		0
Veniti, Inc.
Series A Cvt. Pfd	2/28/11	3,269,570	0.61		2,271,462
Series B Cvt. Pfd	5/24/13	1,723,192	0.64		1,205,187
Series C Cvt. Pfd	12/12/14	1,180,019	0.80		826,031
		$66,501,591			$53,577,886

(#)    See Schedule of Investments and corresponding footnotes for more information on each issuer.

†            Carrying value per unit is greater than $0.00 but less than $0.01

††     Interest received as part of a corporate action for a previously owned security.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tekla Healthcare Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	2/26/16

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	2/26/16